Annual Total Returns (Bar Chart) - Core Fundamental Holdings Trust (Core Fundamental Holdings Trust, Series II, Core Fundamental Holdings Trust)	12 Months Ended
May 01, 2011
Core Fundamental Holdings Trust | Series II, Core Fundamental Holdings Trust
Bar Chart Table:
2010	9.65%